Related Party Transactions - Schedule of Related Party Transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Transaction amount with related parties
Transaction amount with related parties	¥ 0	¥ 637	¥ 0
Disposal of motor vehicles
Transaction amount with related parties
Transaction amount with related parties	¥ 0	¥ 637	¥ 0